Note 14 - Subsequent Event (Details Textual) - USD ($)		1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 15, 2016	Oct. 31, 2014	May. 30, 2013	Jan. 17, 2013	Feb. 28, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Common stock conversion (in shares)					1,400,000
Subsequent Event [Member] | Series E Warrants [Member]
Class of Warrant or Right, Exercise Fee	$ 0.02916
Class of Warrant or Right, Exercised During Period	3,664,588
Proceeds from Warrant Exercises	$ 238,198
General and Administrative Expense	$ 469,800
Proceeds from Warrant Exercises		$ 873,400	$ 583,333	$ 1,060,000
General and Administrative Expense						$ 1,429,731	$ 1,807,605	$ 1,792,160